Lease liability (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at Opening	$ 37,149	$ 33,799
Remeasurement / new contracts	7,865	2,737
Payment of principal and interest (*)	(4,368)	(3,853)
Interest expenses	1,289	1,118
Foreign exchange gains and losses	(4,628)	4,127
Translation adjustment	4,966	(4,619)
Balance at Ending	42,273	33,309
Lease liability, current	9,270	7,437
Lease liability, non current	33,003	25,872
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	5,484	6,792
Remeasurement / new contracts	1,130	814
Payment of principal and interest (*)	(1,224)	(1,361)
Interest expenses	232	276
Foreign exchange gains and losses	(379)	394
Translation adjustment	718	(881)
Balance at Ending	5,961	6,034
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	31,665	27,007
Remeasurement / new contracts	6,735	1,923
Payment of principal and interest (*)	(3,144)	(2,492)
Interest expenses	1,057	842
Foreign exchange gains and losses	(4,249)	3,733
Translation adjustment	4,248	(3,738)
Balance at Ending	$ 36,312	$ 27,275